Goodwill and Intangible Assets - Indefinite-lived Intangible Assets (Details) (Trademarks and Trade Names [Member], USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Trademarks and Trade Names [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-lived Intangible Assets	$ 1,703.6	$ 1,704.4